Securities Available for Sale (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Investment	Dec. 31, 2011 Investment
Other marketable securities:
Investments, Less than twelve months	1	0
Fair Value, Less than twelve months	$ 4,996	$ 0
Unrealized Losses, Less than twelve months	(4)	0
Investments, Twelve months or more	1	1
Fair Value, Twelve months or more	245	175
Unrealized Losses, Twelve months or more	(455)	(525)
Total Fair Value	5,241	175
Total Unrealized Losses	(459)	(525)
Corporate preferred stock [Member]
Other marketable securities:
Investments, Less than twelve months	0	0
Fair Value, Less than twelve months	0	0
Unrealized Losses, Less than twelve months	0	0
Investments, Twelve months or more	1	1
Fair Value, Twelve months or more	245	175
Unrealized Losses, Twelve months or more	(455)	(525)
Total Fair Value	245	175
Total Unrealized Losses	(455)	(525)
U.S. Government agency obligations [Member]
Other marketable securities:
Investments, Less than twelve months	1
Fair Value, Less than twelve months	4,996
Unrealized Losses, Less than twelve months	(4)
Investments, Twelve months or more	0
Fair Value, Twelve months or more	0
Unrealized Losses, Twelve months or more	0
Total Fair Value	4,996
Total Unrealized Losses	$ (4)